Marketable securities	3 Months Ended
Mar. 31, 2024
Marketable securities [Abstract]
Marketable securities
6.	Marketable securities

Marketable securities
$’000
Fair value
At January 1, 2024	88,667
Accrued interest	1,055
Interest received	(268)
Redemptions and disposals of marketable securities	(3,800)
Revaluation adjustment	(493)
At March 31, 2024	85,161

The Group holds government and corporate listed bonds which comprise marketable securities measured at FVOCI. These marketable securities had a fair value of $85.2 million at March 31, 2024 (December 31, 2023: $88.7 million). During the period to March 31, 2024, a number of marketable securities were redeemed. This resulted in proceeds of $3.8 million in the period. The impairment loss allowance for expected credit losses at the reporting date was $0.1 million (December 31, 2023: $0.1 million). At March 31, 2024, the maturity of the Group’s marketable securities ranges from one month to three years. This maturity has been reflected in the allocation of current and non-current assets in the unaudited condensed consolidated interim statement of financial position.

The movement through OCI for the three months ended March 31, 2024, and March 31, 2023, is shown in the table below:

	Three Months Ended March 31,
	2024	2023
	$’000	$'000
Revaluation adjustments	(493)	525
Movement of expected credit losses on assets measured at FVOCI	(50)	199
Movement on marketable securities through OCI	(543)	724